Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 02, 2023
Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in Shares)							5,098,262
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 0	$ 0			$ 30	$ 40
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)						$ 2.02
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures					$ 500	$ 1,100
Restricted Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures			$ 100	$ 300
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures			$ 400	$ 0
Previously Reported [Member] | Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in Shares)							1,098,262